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                          BONFIGLIO & REED OPTIONS FUND
                          -----------------------------


                               SEMI-ANNUAL REPORT
                                December 31, 2000
                                   (Unaudited)


           Investment Adviser                        Administrator
           ------------------                        -------------
          BONFIGLIO & REED LLC                INTEGRATED FUND SERVICES, INC.
        1661 East Camelback Road                 221 East Fourth Street
               Suite 280                               Suite 300
            Phoenix, AZ 85016                     Cincinnati, OH 45202
                                                     1-800-266-5566

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

                          BONFIGLIO & REED OPTIONS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 2000
                                   (Unaudited)

CONTRACTS    CALL OPTIONS - 6.8%                                        VALUE
---------                                                               -----
             CIENA CORP. - 1.0%
        2       January 2001 at $75                                 $      3,375
                                                                    ------------
             NASDAQ 100 TRUST - 5.7%
       20       January 2001 at $55                                       11,000
        3       January 2001 at $58                                        1,162
        5       January 2001 at $61                                        1,187
       45       January 2001 at $65                                        5,625
                                                                    ------------
                                                                          18,974
                                                                    ------------
             SUN MICROSYSTEMS, INC. - 0.1%
        2       January 2001 at $30                                          325
                                                                    ------------
             YAHOO!, INC. - 0.0%
        1       January 2001 at $65                                            6
                                                                    ------------

             TOTAL CALL OPTIONS (Cost $39,025)                      $     22,680
                                                                    ------------
             PUT OPTIONS - 9.2%
             CIENA CORP. - 0.6%
        2       February 2001 at $75                                $      2,000
                                                                    ------------
             NASDAQ 100 TRUST - 8.0%
        5       January 2001 at $54                                          812
        4       January 2001 at $58                                        1,250
       40       January 2001 at $60                                       16,500
        5       January 2001 at $61                                        2,375
        5       January 2001 at $70                                        5,812
                                                                    ------------
                                                                          26,749
                                                                    ------------
             SUN MICROSYSTEMS, INC. - 0.5%
        2       March 2001 at $35                                          1,725
                                                                    ------------
             WAL-MART STORES, INC. - 0.1%
        5       March 2001 at $40                                            250
                                                                    ------------
             TOTAL PUT OPTIONS (Cost $29,729)                       $     30,724
                                                                    ------------

                          BONFIGLIO & REED OPTIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                December 31, 2000
                                   (Unaudited)

SHARES       MONEY MARKETS - 3.0%                                        VALUE
------                                                                   -----
   10,132       Firstar Stellar Treasury Fund (Cost $10,132)        $     10,132
                                                                    ------------

             TOTAL INVESTMENT SECURITIES - 19.0% (Cost $78,886)     $     63,536

             OTHER ASSETS IN EXCESS OF LIABILITIES - 81.0%               269,211
                                                                    ------------

             NET ASSETS - 100.0%                                    $    332,747
                                                                    ============

See accompanying notes to financial statements.

                          BONFIGLIO & REED OPTIONS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2000
                                   (Unaudited)

ASSETS
   Investment securities:
     At acquisition cost                                           $     78,886
                                                                   ============
     At market value (Note 1)                                            63,537
   Deposits with Brokers for option securities purchased                270,668
   Accrued income                                                           128
                                                                   ------------
     TOTAL ASSETS                                                       334,333
                                                                   ------------

LIABILITIES
   Due to Adviser                                                           848
   Distributions payable                                                    533
   Accrued expenses                                                         205
                                                                   ------------
     TOTAL LIABILITIES                                                    1,586
                                                                   ------------

NET ASSETS                                                         $    332,747
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                    $    385,660
Distribution in excess of realized gains                                (37,564)
Net unrealized depreciation on investments                              (15,349)
                                                                   ------------
NET ASSETS                                                         $    332,747
                                                                   ============
Shares of beneficial interest outstanding
  (1,000,000,000 shares authorized, $0.001 par value)                    40,104
                                                                   ============
Net asset value, offering price,
  and redemption price per share (Note 1)                          $       8.30
                                                                   ============

See accompanying notes to financial statements.

                          BONFIGLIO & REED OPTIONS FUND

                             STATEMENT OF OPERATIONS

                   For the Period Ended December 31, 2000 (a)
                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                       $      1,705
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 2)                                      3,905
   Other expenses                                                            53
                                                                   ------------
     TOTAL EXPENSES                                                       3,958
                                                                   ------------

NET INVESTMENT LOSS                                                      (2,253)
                                                                   ------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions                          (207)
   Net change in unrealized appreciation/depreciation
     on investments                                                     (15,349)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                       (15,556)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $    (17,809)
                                                                   ============

(a) Represents the period from the commencement of operations (July 30, 2000) through December 31, 2000.

See accompanying notes to financial statements.

                          BONFIGLIO & REED OPTIONS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Period Ended December 31, 2000 (a)
                                   (Unaudited)

FROM OPERATIONS
   Net investment loss                                             $     (2,253)
   Net realized losses from security transactions                          (207)
   Net change in unrealized appreciation/depreciation
     on investments                                                     (15,349)
                                                                   ------------
Net decrease in net assets from operations                              (17,809)
                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains                                              (37,357)
                                                                   ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            401,241
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                       36,825
   Payments for shares redeemed                                         (50,153)
                                                                   ------------
Net increase in net assets from capital
 share transactions                                                     387,913
                                                                   ------------

TOTAL INCREASE IN NET ASSETS                                            332,747

NET ASSETS
   Beginning of period (Note 1)                                              --
                                                                   ------------
   End of period                                                   $    332,747
                                                                   ============
CAPITAL SHARE ACTIVITY
   Sold                                                                  40,775
   Reinvested                                                             4,436
   Redeemed                                                              (5,107)
                                                                   ------------
   Net increase in shares outstanding                                    40,104
   Shares outstanding, beginning of period (Note 1)                          --
                                                                   ------------
   Shares outstanding, end of period                                     40,104
                                                                   ============

(a) Represents the period from the commencement of operations (July 30, 2000) through December 31, 2000.

See accompanying notes to financial statements.

                          BONFIGLIO & REED OPTIONS FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout The Period

                                                                    For the
                                                                  Period Ended
                                                                  December 31,
                                                                    2000 (a)
                                                                  (Unaudited)
                                                                  ------------
Net asset value at beginning of period                            $      10.00
                                                                  ------------
Loss from investment operations:
       Net investment loss                                               (0.06)
       Net realized and unrealized losses on investments                 (0.59)
                                                                  ------------
Total from investment operations                                         (0.65)
                                                                  ------------

Less distributions:
       From net realized gains                                           (1.05)
                                                                  ------------

Net asset value at end of period                                  $       8.30
                                                                  ============

Total return (b)                                                        (6.53%)
                                                                  ============

Net assets at end of period                                       $    332,747
                                                                  ============

Ratio of net expenses to average net assets (c)                          2.99%

Ratio of net investment loss to average net assets (c)                  (1.70%)

Portfolio turnover (c)                                                      0%

(a) Represents the period from the commencement of operations (July 30, 2000) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to financial statements.

                          BONFIGLIO & REED OPTIONS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

Bonfiglio & Reed Options Fund (the Fund), is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the 1940 Act), and was incorporated on April 13, 2000 under the laws of the State of Ohio. The Fund was capitalized on July 30, 2000, when the initial 10,000 shares of the Fund were purchased at $10.00 per share. Except for the initial purchase of shares, the Fund had no operations prior to the commencement of operations on August 1, 2000.

The Fund seeks to provide long-term capital appreciation through investment in equity options which are believed by the Adviser to appreciate in value.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at their closing sales price on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting

                          BONFIGLIO & REED OPTIONS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)

principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 2000, based upon a federal income tax cost of portfolio investments of $349,554, the Fund had net unrealized depreciation of $15,349, consisting of $8,382 of gross unrealized appreciation and $23,731 of gross unrealized depreciation.

2.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Bonfiglio & Reed, LLC (the Adviser), or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 2.95% of average daily net assets for the Bonfiglio & Reed Options Fund. The Adviser will pay all transfer agency, distribution related fees and any fees associated with listing the Fund on a mutual fund sales platform.

                          BONFIGLIO & REED OPTIONS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2000
                                   (Unaudited)

3.   OPTION CONTRACTS

                                                     Number of        Premiums
                                                     Contracts        Received
                                                     ----------      ----------

Options oustanding at beginning of period                    --              --
Options written                                             575      $  204,866
Options terminated in closing purchase transactions        (360)       (129,103)
Options expired                                            (183)        (24,567)
Options exerised                                            (32)        (51,196)
                                                     ----------      ----------
Options outstanding at end of period                         --      $       --
                                                     ==========      ==========

4.   SUBSEQUENT EVENT

On December 21, 2000, the Board of Trustees approved a mandatory redemption of the Fund's shares to occur on January 29, 2001. On January 29, 2001, all shareholders were redeemed under the mandatory redemption and the Fund was subsequently closed.